Document and Entity Information	Feb. 24, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 24, 2021
Entity File Number	001-34857
Entity Registrant Name	GOLD RESOURCE CORP
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	84-1473173
Entity Address, Address Line One	2000 South Colorado Blvd.
Entity Address, Adress Line Two	Tower 1, Suite 10200
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80222
City Area Code	303
Local Phone Number	320-7708
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GORO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001160791
Amendment Flag	false